Selling, general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense.
Salaries and benefits	$ 223,664	$ 202,871
Sales and marketing	44,609	41,841
Rent and occupancy	51,511	44,489
Travel	11,201	7,942
Professional fees	33,715	39,669
Office supplies and services	29,596	29,087
Other	53,242	20,738
Total selling, general and administrative expense	447,538	386,637
Cost of advertising expense	$ 11,300	$ 17,800